Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of carrying amounts of right-of-use assets and lease liabilities and the movements

	Right-of-Use Asset	Lease liabilities
	(USD in thousands)
At December 31, 2019	$35	$36
Additions	54	54
Depreciation	(73)	—
Interest Expense	—	—
Payments	4	(74)
Translation	—	4
At December 31, 2020	$20	$20

	Right-of-Use Asset	Lease liabilities
	(USD in thousands)
At January 1, 2019	$92	$99
Additions	12	12
Depreciation	(67)	—
Interest Expense	—	2
Payments	—	(75)
Translation	(2)	(2)
At December 31, 2019	$35	$36